Long-Term Employee Benefit Liabilities - Schedule of Company's Defined Benefit Pension Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Non-current asset	$ 75	$ 57
Non-current liability	554	533
Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation Beginning of year	475	511
Projected benefit obligation Current service cost	5	7
Projected benefit obligation Interest cost	20	22
Projected benefit obligation Actuarial gains and changes in actuarial assumptions	(15)	(17)
Projected benefit obligation Benefits paid	(26)	(22)
Projected benefit obligation Divestiture	(1)	0
Projected benefit obligation Foreign exchange	21	(26)
Projected benefit obligation End of year	479	475
Plan assets at fair value Beginning of year	405	427
Plan assets at fair value Return on plan assets	27	17
Plan assets at fair value Employer contributions	3	5
Plan assets at fair value Benefits paid	(26)	(22)
Plan assets at fair value Foreign exchange	14	(22)
Plan assets at fair value End of year	423	405
Ending funded status– Plan deficit	56	70
Non-current asset	75	57
Current liability	2	1
Non-current liability	129	126
Net liability	56	70
Unrecognized actuarial losses recorded in accumulated other comprehensive income	(46)	(72)
Current service cost	5	7
Interest cost	20	22
Return on plan assets	(21)	(24)
Actuarial losses	3	(18)
Net periodic benefit cost	$ 7	$ (13)